OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OTHER FINANCIAL ASSETS [Text Block]
13. OTHER FINANCIAL ASSETS

As at December 31, 2017, other financial assets consist primarily of the Company’s investment in marketable securities.

Marketable securities are classified as financial assets. Changes in fair value of marketable securities designated as fair value through profit and loss ("FVTPL") are recorded through profit or loss, while changes in fair value of marketable securities designated as available for sale ("AFS") are recorded through other comprehensive income.

	December 31, 2017	December 31, 2016
Fair Value through Profit and Loss
First Mining Gold Corp. (TSX: FF)	$7,576	$9,819
Sprott Physical Silver Trust (NYSE: PSLV)	2,536	2,432
	$10,112	$12,251
Available for sale marketable securities	1,214	1,437
Total other financial assets	$11,326	$13,688